OTHER LONG-TERM DEBT (Schedule of Other Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Operating leases - see E below	$ 10,697
Tower's loans (including current maturities) [Member]
Debt Instrument [Line Items]
Capital leases - see Note D below	60,277	$ 47,195
Operating leases - see E below	17,828
Less - current maturities of long-term debt	(28,201)	(10,814)
Fair value	151,269	136,499
Tower's loans (including current maturities) [Member] | JPY [Member]
Debt Instrument [Line Items]
Long-term JPY bank loan - principal amount, see B and C below	$ 101,365	$ 100,118